Nexperia Arrangement (Details) - USD ($)			1 Months Ended					2 Months Ended	12 Months Ended
	Apr. 04, 2018	Mar. 26, 2018	Dec. 31, 2019	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fees	$ 9,000,000			$ 3,000,000	$ 3,000,000		$ 3,000,000
Revolving loan	10,000,000
Deferred revenue							$ 3,000,000		$ 3,000,000
Series 3 Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of preferred stock	16,000,000	$ 16,000,000
Tranche A Loan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term loan facility	5,000,000
Proceeds from Issuance of debt						$ 5,000,000
Tranche B Loan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term loan facility	8,000,000									$ 8,000,000.0	$ 8,000,000
Proceeds from Issuance of debt								$ 8,000,000
Tranche B-1 Loan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term loan facility	$ 2,000,000									$ 2,000,000.0	$ 2,000,000
Proceeds from Issuance of debt			$ 2,000,000
Tranche C Loan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from Issuance of debt									$ 10,000,000